Long-term loans	6 Months Ended
Mar. 31, 2025
Long-term loans
Long-term loans

Note 11 — Long-term loans

	As of	As of
	March 31,	September 30,
	2025	2024
Long-term loan, non-current portion	(unaudited)
Xinmao Group Co., Ltd.	$3,386,020	$2,177,592
Total long-term loan, non-current portion	$3,386,020	$2,177,592

The following table summarizes the loan commencement date, loan maturity date, and the effective annual interest rate of the unsecured long-term loan:

	Loan	Loan	Effective
	commencement	maturity	interest
Long-term loans, non-current portion	date	date	rate	Note
Xinmao Group Co., Ltd.	May 1, 2024	April 30, 2027	4.50%	1

1.

On January 1, 2024, the Company entered into a revolving loan of $5.0 million with a third party, with a flexible drawdown and repayment terms from May 1, 2024 to April 30, 2027, and with an annual interest of 4.5% per annum.

For the six months ended March 31, 2025 and 2024, the interest expense was $71,876 and nil, respectively.